Skybridge Dividend Value Fund
Skybridge Dividend Value Fund
Investment Objective
The SkyBridge Dividend Value Fund (the “Fund”) seeks to achieve total return (including capital appreciation and current income).
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [    ] of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Skybridge Dividend Value Fund	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none
Redemption Fee	none		none		none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1% is assessed on redemptions of Class C shares made within 18 months after initial purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Skybridge Dividend Value Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	[1]	1.55%	2.30%	1.30%
Fees and/or Expenses Recouped	[1]	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses After Recoupment	[1]	1.25%	2.00%	1.00%
[1]	The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding 12b-1 fees and any other expenses designated as being class-specific, as well as interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Institutional Class shares of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until [ ], 2015, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Skybridge Dividend Value Fund (USD $)	1 year	3 years
Class A Shares	695	109
Class C Shares	203	609
Class I Shares	102	382

See, “Class A Shares” and “Class C Shares” below for more information pertaining to sales charges.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in dividend yielding equity securities.  The Adviser selects securities annually using a rules-based process seeking to surface profitable, attractively valued securities with appealing dividend yields.  Between these annual reconstitutions, the Adviser employs a “buy and hold” strategy, except under certain circumstances determined at the discretion of the portfolio manager.

The Fund will generally hold 20 to 40 domestic equity securities.  The first ten stocks will represent the ten highest yielding stocks within the Dow Jones Industrial Average.  The other stocks will be selected from across the market capitalization spectrum, generally excluding financial and utility stocks.  The Adviser will also exclude stocks that it determines to have insufficient trading liquidity.  The selection process for these stocks will include dividend yield as well as several metrics related to valuation and profitability.

The stocks will be weighted equally at the time of purchase, and allowed to fluctuate with the market through the year.  The Adviser will manage inflows and outflows in proportion to the existing stock weights.

While many portfolio holdings will be larger capitalization, the Fund is committed to preserving its ability to invest in smaller companies.  The Adviser believes smaller companies can be a fertile area for above average capital appreciation and dividend yield.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry.  It is anticipated that the Fund will invest in securities of U.S. issuers but may invest in securities of foreign issuers.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

•     Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•      Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser selects securities it believes have appealing dividend yields with attractive value and growth characteristics; however dividend yield by itself is not necessarily an indication of a security’s growth or value potential. The Adviser utilizes a long term “buy and hold” strategy that is re-balanced annually and, while it may make periodic adjustments, generally the Adviser will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Adviser is committed to a strategy that is unsuccessful, the Fund may not meet its investment objective. Because the Adviser generally will not use certain techniques for the Fund available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Fund may be more susceptible to general market declines than other mutual funds.

•      Market Risk: The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•      Small- and Mid-Cap Stock Risk: The risk that stocks of smaller- and mid-capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.